10. INCOME AND SOCIAL CONTRIBUTION TAXES (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income And Social Contribution Taxes
Income (loss) before income and social contribution - continued operations		R$ 882,938	R$ (2,447,808)	R$ (1,218,574)
Nominal tax rate		34.00%	34.00%	34.00%
Credit (expense) at nominal rate		R$ (300,199)	R$ 832,255	R$ 414,315
Reconciling items
Income from associates and joint ventures		73,995	6,023	7,610
Difference of tax rates on results of foreign subsidiaries		(792)	389,467	(205,128)
Deferred tax assets not recognized	[1]	(38,464)	(347,116)
Results from foreign subsidiaries
Share-based payment		(14,172)	(5,842)	(7,312)
Transfer price		(16,966)	(79,043)	(15,826)
Penalties		(48,633)	(1,626)	(6,844)
Investment grant		64,127	59,236	49,083
Write-off of non-realizable tax assets - SHB incorporation			(268,701)
Reversal (recognition) of provision with no deferred tax constituted		481,356	(244,591)
Other permanent differences		(4,857)	(6,760)	15,911
Total income tax expense continuing operations		195,395	333,302	251,809
Current income tax		(94,699)	(6,842)	41,227
Deferred income tax		R$ 290,094	R$ 340,144	R$ 210,582

[1]	Amount related to the non-recognition of deferred tax on tax losses and negative basis in the amount of R$ 113,129, due to limiting the ability of realization (note 10.2).